Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income tax (expense) benefit

	Year Ended December 31,
	2020	2019 (1) (2)	2018 (1) (2)
	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	88	(39)	(64)
Total	88	(39)	(64)

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

Sources of deferred tax assets and liabilities

	December 31,
	2020		2019
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(8)	--	(8)
Other receivables and current assets	1,092	(92)	1,050	(118)
Inventories	16	(291)	11	--
Property, Plant & Equipment	5	(559)	99	(603)
Trade liabilities	429	--	206	--
Current financial liabilities	1,148	--	1,020	(183)
Current financial assets	65	--	--	(710)
Other current liabilities and provisions	239	(2,053)	19	(887)
Contract liabilities	762	(762)	247	(247)
Non-current other assets	--	(28)	--	--
Non-current financial liabilities	764	--	--	--
Non-current financial assets	--	(663)
Intangible assets	--	--	--	(1)
Tax losses carried forward	138	--	227	--
Valuation allowance	(248)	(6)	(265)	--
Tax assets (liabilities)	4,410	(4,462)	2,615	(2,757)
Set off of tax	(4,410)	4,410	(2,615)	2,615
Net tax	--	(52)	--	(142)

Reconciliation of income tax benefit (expense)

	Year Ended December 31,
	2020	2019 (1) (2)	2018 (1) (2) (3)
	(€ in thousands)
Loss before tax	(15,569)	(13,939)	(8,683)
Tax expense at prevailing statutory rate (28%)	4,359	3,903	2,431
Non-deductible expenses	(732)	(447)	(196)
Non-taxable income	80	--	242
Tax-rate related differences	(69)	(198)	(128)
Unrecognized temporary differences and tax losses	(3,550)	(3,297)	(2,413)
Income tax (expense) income	88	(39)	(64)

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(3) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.